Shareholder Report, Average Annual Return (Details)			12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
	Jun. 15, 2021	Jan. 01, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000249322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Stratified LargeCap Hedged ETF
C000249323
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Stratified LargeCap Index ETF
Without Sales Load [Member] | C000249322
Average Annual Return [Line Items]
Average Annual Return, Percent			4.93%	3.05%
Without Sales Load [Member] | C000249323
Average Annual Return [Line Items]
Average Annual Return, Percent			13.14%		11.07%	10.61%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%	11.30%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%		14.53%	13.11%